Nature of Business (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of states with premiums greater than 5%

The Company is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Premium			Annuity Contracts

	2020	2019	2018	2020	2019	2018
0
Michigan	61%	60%	62%	5%	6%	7%
Texas	24	25	24	6	5	*
California	5	5	5	5	*	*
Pennsylvania	*	*	*	7	7	8
Wisconsin	*	*	*	6	6	5
North Carolina	*	*	*	5	*	*
Florida	*	*	*	5	5	6
Indiana	*	*	*	5	*	5
Iowa	*	*	*	*	5	6

*Less than 5%